                                                          JOHN B. TOWERS
                                                          COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                       September 4, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  New England Life Retirement Investment Account
           File No. 811-03285

Commissioners:

The Semi-Annual Reports dated June 30, 2009 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Life Retirement Investment Account of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

                                       Sincerely,

                                       /s/ John B. Towers
                                       ----------------------------------------
                                       John B. Towers
                                       Counsel
                                       Metropolitan Life Insurance Company